Goodwill and Other Intangible Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Identified intangible assets
Carrying Amount	$ 60,697	$ 60,697
Accumulated Amortization	60,697	60,672
Total identified intangibles, Net		25
Amortization expense	25	128	$ 644
Changes in carrying amount of goodwill	0	0
Core deposit premium
Identified intangible assets
Carrying Amount	58,675	58,675
Accumulated Amortization	58,675	58,650
Total identified intangibles, Net		25
Identified intangible (contract rights)
Identified intangible assets
Carrying Amount	2,022	2,022
Accumulated Amortization	$ 2,022	$ 2,022